Businesses Held for Sale and Discontinued Operations (WMC) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Lawsuits	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Financial Information For Businesses Held For Sale [Line Items]
Revenues from discontinued operations	$ 23,003	$ 31,136	$ 32,987
Earnings (loss) from discontinued operations, net of taxes	$ (7,495)	5,855	5,475	$ 5,047	$ 5,143
WMC
Financial Information For Businesses Held For Sale [Line Items]
Adjustment For Pending Claims For Unmet Representations And Warranties		66
Lawsuit Relating To Representations And Warranties Amount Of Mortgages		10,934
Number Of Securitizations Related To Lawsuits Involving repurchase Claims On Loans In Which Adverse Parties Are Securitization Trustees	13
Revenues from discontinued operations	$ (184)	(291)	(346)
Earnings (loss) from discontinued operations, net of taxes	$ (146)	(199)	$ (232)
Number Of Lawsuits Involving Repurchase Claims On Loans | Lawsuits	14
WMC | Lower Limit
Financial Information For Businesses Held For Sale [Line Items]
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions		0
WMC | Upper Limit
Financial Information For Businesses Held For Sale [Line Items]
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions		$ 500